Trade And Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 1,030,372	$ 968,064
Contract assets	1,048,031	756,159
Less – allowance for doubtful accounts	10,557	11,308
Trade and unbilled receivables and contract assets, net	2,067,846	1,712,915
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	710,708	576,756
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 78,115	$ 97,588